Debt - Schedule of Payments Due Under the Term Loan (Details) - Revolving Line of Credit [Member]	Jun. 30, 2026 USD ($)
Schedule of Payments Due Under the Term Loans [Line Items]
December 31, 2026 (remainder of year)	$ 5,331,000
Term Loan payable	5,331,000
Less: Current portion of Term Loan payable	(5,331,000)
Total long-term portion of Term Loan payable